Income Taxes Loss Carryforwards (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards, Expiration Dates	The federal and state net operating loss carryforwards expire in the years 2012 through 2031. Of the non-U.S. net operating loss carryforwards, $207.8 million expire in the years 2012 through 2030, and the remainder do not expire.
Tax Credit Carryforward [Line Items]
Tax Credit Carryforward, Expiration Dates	2012 through 2021
Undistributed Earnings of Foreign Subsidiaries	$ 4,680,000,000
Deferred Taxes Provided on Undistributed Earnings no Longer Considered Permanently Reinvested		14,000,000
U.S. Foreign Tax Credit Recognized		15,600,000
Federal Foreign [Member]
Tax Credit Carryforward [Line Items]
Tax Credit Carryforward, Amount	138,600,000
Federal [Member]
Operating Loss Carryforwards [Line Items]
Net Operating Loss Carryforwards	154,900,000
State [Member]
Operating Loss Carryforwards [Line Items]
Net Operating Loss Carryforwards	613,500,000
Foreign Country [Member]
Operating Loss Carryforwards [Line Items]
Net Operating Loss Carryforwards	$ 1,030,000,000